Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of Maturities of Time Deposits [Table Text Block]

Aggregate time deposits in denominations of $250,000 or more were $22,041,000 and $42,009,000 at December 31, 2015 and 2014, respectively. Included in deposit accounts are deposits of one customer relationship totaling $10,942,000 at December 31, 2015.

At December 31, 2015, the scheduled maturities of time deposits are as follows (in thousands):

2016	$90,197
2017	54,846
2018	23,449
2019	20,926
2020	7,329
$196,747